CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Issuance of ordinary shares in the initial public offering, commission and issuance cost	$ 7,867,552